SHAREHOLDERS' EQUITY (Narrative) (Details) - shares	Jun. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Ordinary shares, shares issued	23,309,987	23,309,987
Ordinary shares, shares outstanding	23,309,987	23,309,987